ATAC Inflation Rotation Fund
ATAC Inflation Rotation Fund
Investment Objective
The ATAC Inflation Rotation Fund (the “Fund”) seeks to achieve absolute positive returns over time.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ATAC Inflation Rotation Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ATAC Inflation Rotation Fund Investor Class Shares
Management Fees	1.25%
Distribution and Service (Rule 12b-1) Fee	0.25%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.20%	[1]
Interest Expense	0.51%
Total Annual Fund Operating Expenses	2.51%
Less: Fee Waiver	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.45%	[1],[2]
[1]	The Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the ratios of expenses to average net assets included in the Financial Highlights section of the Fund's Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Pension Partners, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.74% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 28, 2018. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
ATAC Inflation Rotation Fund | Investor Class Shares | USD ($)	248	776	1,330	2,841

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,270% of the average value of its portfolio.

Principal Investment Strategies
To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets primarily in shares of a diversified portfolio of exchange-traded funds (“ETFs”) that track various indices or multiples thereof, sometimes referred to in this Prospectus as “Underlying ETFs.”  These indices may track the performance of the equity, fixed income and/or commodities markets, in general, or the performance of specific sectors (e.g., a large grouping of companies operating within the market that share similar characteristics) or market segments (e.g., large, medium, or small capitalization domestic and/or foreign companies, including those in emerging markets).  Underlying ETFs may also include “inverse” or “short” ETFs that are designed to deliver the opposite return of an index. The Fund may also invest in ETFs that seek to achieve returns on a daily or monthly basis that are a multiple of the returns of the target index through the utilization of leveraging techniques.  The Fund may also invest in exchange-traded notes (“ETNs”).  ETNs are debt obligations typically issued by investment banks that are traded on exchanges and whose returns are linked to the performance of market indices.

The Adviser intends to invest in Underlying ETFs that correspond to one or more asset classes.  The Underlying ETFs may hold equity securities (e.g., common and preferred stock) of small, medium and large capitalization domestic or foreign companies, which may include companies located in emerging markets.  Underlying ETFs may also hold fixed income securities such as government and corporate bonds issued by a variety of domestic and foreign entities.  These fixed income securities may have varying maturities (e.g., short-term, intermediate or long-term) and credit qualities (e.g., high quality, investment grade or below investment grade, also known as “junk bonds”).  In addition, the Fund may invest in Underlying ETFs that hold commodity-linked derivative instruments or invest in the securities of issuers involved in commodity-related businesses, including but not limited to oil refineries, mining companies, and paper mills.  The Fund, however, reserves the right to invest all of its assets in any one asset class depending upon market conditions. When investing in Underlying ETFs that track multiples of various indices, the Fund limits its investments in such Underlying ETFs to 25% of total assets at the time of purchase.  Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.

Accelerated Time And Capital (“ATAC”) in the Fund’s name refers to the Adviser’s proprietary brand and investment approach which is designed to target various segments of the investable landscape by allocating primarily between equities and bonds depending on the potential for near-term stock market volatility as signaled through inter-market trends and relative prices. When indicators suggest equity volatility is likely to fall, stocks tend to outperform bonds, and when indicators suggest equity volatility is likely to rise, bonds tend to outperform stocks. The Adviser’s ATAC approach allocates into equities, bonds or commodities based on these historical observations and attempts to identify specific areas within each asset class which have the near-term potential to outperform.  The Adviser uses quantitative signals that help to identify the ETFs in which to position the Fund’s portfolio.  Using ETFs allows for liquid and timely exposure to desired markets and provides the Fund with the ability to reposition holdings in dynamic investing environments.

The Fund can make aggressive moves into or out of any particular asset class on a short-term basis and, as a result, the Adviser expects that the Fund will have a high portfolio turnover rate.  The Adviser anticipates that the Fund’s portfolio turnover could exceed 1,000% on an annual basis, depending on market conditions.  Because the Fund pays transaction costs, such as commissions, when it buys and sells ETFs, a higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, in higher taxes.  These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance.

Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.  The use of leverage may magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  Because the Adviser invests Fund assets primarily in underlying funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Asset Allocation Risk.  The Fund’s allocation among Underlying ETFs with various asset classes and investments may not produce the desired results.

Limited Holdings Risk.  The Fund may invest in a single or small number of Underlying ETFs, which may result in increased volatility.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  The Fund anticipates that its portfolio turnover could exceed 1,000% on an annual basis depending on market conditions.  This may mean that you would likely have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When purchasing securities for the Fund through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and indirectly by the Fund’s shareholders.

Leverage Risk. Leverage is the practice of borrowing money to purchase securities.  Although leverage can increase the investment returns of the Fund if the Underlying ETFs that the Fund holds increase in value in an amount exceeding the cost of the borrowing, if the Underlying ETFs decrease in value the Fund will suffer a greater loss than would have resulted without the use of leverage.  Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.  The use of leverage may magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

ETN Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

ETF Risk.  The market price of the shares of an Underlying ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances.

Underlying ETFs Expense Risk. The Underlying ETFs have management and other expenses.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Bond Market Risk.  These risks apply to the extent the Underlying ETFs hold fixed-income securities.  Interest rate risk is the risk that interest rates may go up resulting in a decrease in the value of the securities held by the Underlying ETFs.  Maturity risk is the risk that the longer a fixed-income security’s maturity, the lower its yield and the greater the risk of volatility.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.

High-Yield Securities Risk.  The fixed-income securities held by Underlying ETFs that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  An Underlying ETF’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Tracking Risk.  Although an Underlying ETF may seek to match positively or negatively the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.

Compounding Risk.  As a result of mathematical compounding and because Underlying ETFs that seek to achieve returns that are a multiple of the target index often have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses.  Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Inverse or Short Correlation Risk.  If an Underlying ETF is designed to deliver the opposite return of an index, it should lose money when such index rises — a result that is the opposite from traditional mutual funds.  This risk is compounded if the Underlying ETF seeks to achieve a return that is a multiple of the inverse performance of its index.

Aggressive Investment Technique Risk.  Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Underlying ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Foreign Securities Risk.  Investments in securities issued by foreign issuers involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements and market practices, as well as fluctuations in foreign currencies.  These risks are greater in emerging markets.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries.

Derivative Risk.  Some Underlying ETFs may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

Leverage Risk.  Some Underlying ETFs may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying ETF will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Short Sales Risk.  Underlying ETFs may engage in short sales which could cause an Underlying ETF’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

Commodities Risk. Investments by an Underlying ETF in commodity-linked derivative instruments and companies involved in commodity-related businesses may be subject to greater volatility than investments in more traditional securities, particularly if the investments involve leverage. This is because the value of commodity-linked derivative instruments and companies in commodity-related businesses may be affected by overall market movements, commodity index volatility, changes in interest rates or sectors and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2016.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual returns compared with broad-based securities market indices and a blended index that is meant to track the Fund's investment objective.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at www.atacfunds.com or by calling 855-ATACFUND (855-282-2386).

Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q1 2015 9.16%	Q3 2014 (10.49)%

Year-to-Date as of September 30, 2017
21.22%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Returns - ATAC Inflation Rotation Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class Shares	Return Before Taxes	8.57%		4.00%		Sep. 10, 2012
After Taxes on Distributions | Investor Class Shares	Return After Taxes on Distributions	8.57%		3.31%
After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.85%		2.81%
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index	2.65%		1.78%		Sep. 10, 2012
Russell 3000® Index	Russell 3000® Index	12.74%		13.40%		Sep. 10, 2012
Russell Emerging Markets Index	Russell Emerging Markets Index	10.52%		1.00%		Sep. 10, 2012
Lipper Flexible Portfolio Funds Index	Lipper Flexible Portfolio Funds Index	7.16%		6.05%		Sep. 10, 2012
ATAC Inflation Rotation Blended Index	ATAC Inflation Rotation Blended Index	7.51%	[1]	5.62%	[1]	Sep. 10, 2012
[1]	The ATAC Inflation Rotation Blended Index is constituted of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 33.33% Russell 3000® Index, and 16.67% Russell Emerging Markets Index.

After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).